MARKETABLE SECURITIES (Details) shares in Millions	Jun. 30, 2015 shares
Avance Gas [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares held in marketable security	0.2
Golden Ocean Group Limited [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares held in marketable security	4.2